Note 14 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Exploration and marketing services	$ 420	$ 424
Travel and expenses	72	75
Administration for Mexican subsidiaries	59	72
Field exploration services	298	384
	$ 849	$ 955